BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Depreciation on power generating assets (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concession asset | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	0 years	0 years
Top of range | Dams
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	0 years
Top of range | Penstocks
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	0 years
Top of range | Powerhouses
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	0 years
Top of range | Hydroelectric generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	0 years
Top of range | Wind generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	0 years
Top of range | Solar generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	0 years
Top of range | Gas-fired cogenerating ("Cogeneration") units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	0 years
Top of range | Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	0 years